DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 284,552,582	$ 247,538,479
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	8,468,288	8,986,228
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	272,572,806	236,673,791
Self-Directed Brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,511,488	1,878,460
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	284,135,038	247,476,670
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	8,468,288	8,986,228
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	272,572,806	236,673,791
Level 1 | Self-Directed Brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,093,944	1,816,651
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	417,544	61,809
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Self-Directed Brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	417,544	61,809
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Self-Directed Brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0